CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Millions	Ordinary shares	Additional paid-in capital	Treasury shares at cost	Accumulated other comprehensive income (loss)	Retained earnings	Total
Balance at Dec. 31, 2023	$ 0.8	$ 2,732.5	$ (13,041.2)	$ (39.2)	$ 13,168.1	$ 2,821.0
Issuance of treasury shares under stock purchase plans, upon exercise of options and vesting of restricted stock units		163.9	69.5			233.4
Treasury shares at cost			(975.0)			(975.0)
Stock-based compensation		119.9				119.9
Other comprehensive income, net of tax				38.0		38.0
Fair value of awards attributable to pre-acquisition services		3.1				3.1
Net income					588.2	588.2
Balance at Sep. 30, 2024	0.8	3,019.4	(13,946.7)	(1.2)	13,756.3	2,828.6
Balance at Dec. 31, 2024	0.8	3,049.5	(14,264.4)	(10.3)	14,013.8	2,789.4
Issuance of treasury shares under stock purchase plans, upon exercise of options and vesting of restricted stock units		223.5	95.4			318.9
Treasury shares at cost			(975.0)			(975.0)
Stock-based compensation		149.2				149.2
Other comprehensive income, net of tax				43.0		43.0
Fair value of awards attributable to pre-acquisition services		1.9				1.9
Net income					752.4	752.4
Balance at Sep. 30, 2025	$ 0.8	$ 3,424.1	$ (15,144.0)	$ 32.7	$ 14,766.2	$ 3,079.8